Sundry provisions (Details Narrative) R$ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	May 31, 2019 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Additional disbursement	R$ 410
Outstanding amount				R$ 1,016
Current liabilities				840
Noncurrent liabilities				176
Current liabilities				24,494	R$ 24,186
Non-current liabilities				63,968	57,755
Provision For Environmental Damages [Member]
IfrsStatementLineItems [Line Items]
Current liabilities				99	180
Non-current liabilities				829	R$ 940
Leniency Agreements [Member]
IfrsStatementLineItems [Line Items]
Settlement liabilities				R$ 3,071
Federal Prosecution Office And U S Swiss Authorities [Member] | Leniency Agreements [Member]
IfrsStatementLineItems [Line Items]
Settlement liabilities			R$ 3,100
Federal Prosecution Office And U S Swiss Authorities [Member] | Leniency Agreements [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Settlement liabilities | $		$ 957